Positions or transactions deriving from atypical and/or unusual operations	12 Months Ended
Dec. 31, 2023
Positions or transactions deriving from atypical and/or unusual operations
Positions or transactions deriving from atypical and/or unusual operations	39 Positions or transactions deriving from atypical and/or unusual operations In 2023, in 2022 and 2021, no transactions deriving from atypical and/or unusual operations were reported.